Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of September 30, 2016 and December 31, 2015, accrued liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Interest costs and related debt fees	$140,716	$135,336
Liquefaction Project costs	185,961	66,223
Other accrued liabilities	138	—
Total accrued liabilities	$326,815	$201,559

ACCRUED LIABILITIES

As of December 31, 2015 and 2014, accrued liabilities consisted of the following (in thousands):

	December 31,
	2015	2014
Interest expense and related debt fees	$135,336	$97,785
Liquefaction Project costs	66,223	15,753
Total accrued liabilities	$201,559	$113,538